UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing
Form.  Please print or type.

1.	Name and address of issuer:

	David L. Babson Growth Fund, Inc.
	BMA Tower
        700 Karnes Blvd.
	Kansas City, MO 64108-3306

2.	The name of each series or class of securities for
which this Form is filed (if the Form is being filed
for all series and classes of securities of the
issuer, check the box but do not list series or
classes):	[x]

3.	Investment Company Act File Number:  811-901

	Securities Act File Number:  2-15530

4(a).	Last day of fiscal year for which this Form is filed:

	June 30, 1998

4(b).	[ ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer
will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):                                               $88,638,118

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:                                                $68,116,683


(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending
	no earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
        to the Commission:                                      $0.00

(iv)	Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                           -$68,116,683

(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                        $20,521,435

___________________________________________________________

(vi)    Redemption credits available                            $(0.00)
for use in future years - if
Item 5(i) is less than Item 5
(iv) [subtract Item 5(iv)from
Item 5(i)]:
___________________________________________________________

	(vii)	Multiplier for determining regis-
		tration fee
                (See Instruction C.9):                          x .000295

     (viii)	Registration fee due [multiply Item
		5(v) by Item 5(vii)] (enter "0" if
                no fee is due):                                 =$6,053.82

6.  Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-
2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
Instruction D):

                                                                +$0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$6,053.82

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

September 22, 1998

	Method of Delivery:

		[x]	Wire Transfer
		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By	(Signature and Title)*	/s/P. Bradley Adams
			Name:	P. Bradley Adams
			Title:	Vice President
				& Treasurer

	Date:	September 22, 1998

     *Please print the name and title of the signing officer below the signature.